Expense Example, No Redemption - PIMCO Dividend and Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	653	874	1,112	1,794	185	575	989	2,147